ASSETS AND LIABILITIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Assets And Liabilities Details Textual
Depreciation expense					$ 28,950	$ 63,450
Amortiztion expense	$ 178,082	$ 147,429	$ 513,767	$ 387,011	$ 550,789	$ 114,006